DEFERRED LIABILITY (Details Narrative) - USD ($)	Nov. 11, 2022	Feb. 26, 2021	Sep. 02, 2020	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred liability				$ 490,855	$ 490,495	$ 490,000
Decrease in deferred liability	$ 260,000
Promissory Note [Member]
Decrease in deferred liability	$ 260,000
Vehicle Service Contracts [Member]
Deferred liability				$ 855	$ 495
Power Conversion Technologies Inc [Member] | Exchange Agreement [Member]
Deferred liability			$ 750,000
Product liability contingency, third-Party recovery, percentage			3.00%
NUmber of shares exchanged		175,000,000
Royalty percentage		1.80%